Long-Term Investment	12 Months Ended
Dec. 31, 2022
Long-Term Investment [Abstract]
LONG-TERM INVESTMENT

9. LONG-TERM INVESTMENT

Equity investment, net consist of following:

	As of
Investee	December 31, 2022	December 31, 2021
Changsha Zhenghe Orthopedics Hospital Limited	3,766,000	3,766,000
Beijing Zhongqihuashang Venture Investment Management Co., Ltd.	130,474	141,679
Henan Shangshan Health Technology Co., Ltd.	47,366	-
Qianhu Medical Management (Jiangxi) Co., Ltd.	10,972,253	-
Subtotal	14,916,093	3,907,679
Less: Impairment	(14,916,093)	(3,907,679)
Equity investment, net	-	$-

The Company made equity investment of $3,766,000 into Changsha Zhenghe Orthopedics Hospital Limited to take 41% equity interest of this investee. As this investee was under a lawsuit which may cause a liquidation, the Company made a full impairment of its investment cost as of December 31, 2022 and December 31, 2021.

The investment into Beijing Zhongqihuashang Venture Investment Management Co., Ltd. takes 10% of its equity interest of this investee, without board seats. Due to limited information obtained from the investee, the Company made a full impairment of its investment cost as of December 31, 2022 and December 31, 2021.

The Company lost control in Qianhu Medical Management (Jiangxi) Co., Ltd. in 2022. Therefore, the Company used equity method to book its investment and made full impairment of its net book value of the investment into this subsidiary as of January 1, 2022.

The Company decided to liquidate Henan Shangshan Health Technology Co., Ltd. Therefore, the Company made full impairment of its net book value of the investment into this subsidiary as of January 1, 2022.